CREDIT FACILITIES AND LONG-TERM DEBT (Details 1) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012
2014	€ 349
2015	240
2016	240
2017	240
Thereafter	240
Total	€ 1,309